Pay vs Performance Disclosure	12 Months Ended
	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO(1)	Compensation Actually Paid to CEO(1)	Average Summary Compensation Table for non- CEO NEOs(2)	Average Compensation Actually Paid to non-CEO NEOs(2)	Value of Initial Fixed $100 Investment Based on:		Net Income ($ in thousands)	GAAP Earnings Per Share
Year					TSR	Peer Group TSR(3)
2025	$3,822,631	$3,903,416	$1,321,019	$1,206,250	90	111	$226,068	$2.63
2024	$4,030,461	$4,020,342	$1,358,168	$1,407,225	141	133	$200,041	$2.50
2023	$2,225,890	$2,001,205
	$6,308,674	$5,394,252	$2,279,134	$2,059,006	88	82	$257,426	$3.72
2022	$3,596,934	$4,324,462	$1,133,594	$1,330,164	90	93	$236,330	$3.40
2021	$3,254,715	$4,079,586	$1,138,791	$1,480,437	170	197	$183,615	$2.39

Company Selected Measure Name	GAAPEarningsPer Share
Named Executive Officers, Footnote	Reflects compensation for our Chief Executive Officer, Brent Beardall, who served as our Principal Executive Officer (PEO) in all years disclosed and for our Chief Experience Officer, Cathy Cooper, who served as our temporary PEO from January 3, 2023 to
February 12, 2023, while Mr. Beardall was on medical leave. For 2023, Ms. Cooper's compensation is shown on the top line and
Mr. Beardall's on the lower line.

Peer Group Issuers, Footnote	Peer Group used for TSR comparisons reflects the KBW Regional Banking Index.
PEO Actually Paid Compensation Amount	$ 3,903,416	$ 4,020,342		$ 4,324,462	$ 4,079,586
Adjustment To PEO Compensation, Footnote	To calculate Compensation Actually Paid for our NEOs, the following adjustments were made to the Summary
Compensation Table total pay deducting the amounts included under the "Stock Awards" column for each year and adding amounts based on the SEC's definition of "compensation actually paid" as shown in the following table.

			CEO			CConsB(1)
	2021	2022	2023	2024	2025	2023
Summary Compensation Table Total	$3,254,715	$3,596,934	$6,308,674	$4,030,461	$3,822,631	$2,225,890
Deduct grant date fair value of stock awards granted in fiscal year	(1,197,318)	(1,315,205)	(1,566,874)	(1,394,385)	(1,567,414)	(419,291)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	1,854,627	1,100,470	1,054,184	1,758,115	1,268,420	282,096
Add change in fair value of outstanding and unvested stock awards and options and stock awards granted in prior fiscal years	407,311	(197,932)	(76,869)	220,379	(36,737)	(29,528)
Add fair value at vesting of options awards that vested during fiscal year	—	—	—	—	—	—
Add change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which vesting conditions were satisfied during the year	7,266	1,140,195	196,527	(23,213)	416,515	72,704
Deduct fair value of stock awards granted in prior years that failed to meet vesting conditions during fiscal year	(247,015)	—	(521,390)	(571,015)	—	(130,666)
Add value of dividend or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
Compensation actually paid	$4,079,586	$4,324,462	$5,394,252	$4,020,342	$3,903,416	$2,001,205
(1)This column represents the adjustments made to arrive at Compensation Actually Paid to Cathy Cooper, Chief Experience Officer,
while she was the Chief Consumer Banker. Ms. Cooper is included in Pay versus Performance table above due to acting as temporary CEO during fiscal 2023.

	Other NEOs
	2021	2022	2023	2024	2025
Summary Compensation Table Total	$1,138,791	$1,133,594	$2,279,134	$1,358,168	$1,321,019
Deduct grant date fair value of stock awards granted in fiscal year	(289,265)	(308,869)	(398,325)	(381,044)	(419,406)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	570,861	324,587	267,991	480,441	339,402
Add change in fair value of outstanding and unvested stock awards and options and stock awards granted in prior fiscal years	118,046	(102,521)	(25,672)	64,661	(19,867)
Add fair value at vesting of options awards that vested during fiscal year	—	—	—	—	—
Add change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which vesting conditions were satisfied during the year	2,504	283,373	65,188	(6,547)	(14,898)
Deduct fair value of stock awards granted in prior years that failed to meet vesting conditions during fiscal year	(60,500)	—	(129,310)	(108,454)	—
Add value of dividend or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—	—	—
Compensation actually paid	$1,480,437	$1,330,164	$2,059,006	$1,407,225	$1,206,250

Non-PEO NEO Average Total Compensation Amount	$ 1,321,019	1,358,168	$ 2,279,134	1,133,594	1,138,791
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,206,250	1,407,225	2,059,006	1,330,164	1,480,437
Adjustment to Non-PEO NEO Compensation Footnote	To calculate Compensation Actually Paid for our NEOs, the following adjustments were made to the Summary
Compensation Table total pay deducting the amounts included under the "Stock Awards" column for each year and adding amounts based on the SEC's definition of "compensation actually paid" as shown in the following table.

			CEO			CConsB(1)
	2021	2022	2023	2024	2025	2023
Summary Compensation Table Total	$3,254,715	$3,596,934	$6,308,674	$4,030,461	$3,822,631	$2,225,890
Deduct grant date fair value of stock awards granted in fiscal year	(1,197,318)	(1,315,205)	(1,566,874)	(1,394,385)	(1,567,414)	(419,291)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	1,854,627	1,100,470	1,054,184	1,758,115	1,268,420	282,096
Add change in fair value of outstanding and unvested stock awards and options and stock awards granted in prior fiscal years	407,311	(197,932)	(76,869)	220,379	(36,737)	(29,528)
Add fair value at vesting of options awards that vested during fiscal year	—	—	—	—	—	—
Add change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which vesting conditions were satisfied during the year	7,266	1,140,195	196,527	(23,213)	416,515	72,704
Deduct fair value of stock awards granted in prior years that failed to meet vesting conditions during fiscal year	(247,015)	—	(521,390)	(571,015)	—	(130,666)
Add value of dividend or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—	—	—	—
Compensation actually paid	$4,079,586	$4,324,462	$5,394,252	$4,020,342	$3,903,416	$2,001,205
(1)This column represents the adjustments made to arrive at Compensation Actually Paid to Cathy Cooper, Chief Experience Officer,
while she was the Chief Consumer Banker. Ms. Cooper is included in Pay versus Performance table above due to acting as temporary CEO during fiscal 2023.

	Other NEOs
	2021	2022	2023	2024	2025
Summary Compensation Table Total	$1,138,791	$1,133,594	$2,279,134	$1,358,168	$1,321,019
Deduct grant date fair value of stock awards granted in fiscal year	(289,265)	(308,869)	(398,325)	(381,044)	(419,406)
Add fair value at fiscal year-end of outstanding and unvested option awards and stock awards granted in fiscal year	570,861	324,587	267,991	480,441	339,402
Add change in fair value of outstanding and unvested stock awards and options and stock awards granted in prior fiscal years	118,046	(102,521)	(25,672)	64,661	(19,867)
Add fair value at vesting of options awards that vested during fiscal year	—	—	—	—	—
Add change in fair value as of vesting date of option awards and stock awards granted in prior fiscal years for which vesting conditions were satisfied during the year	2,504	283,373	65,188	(6,547)	(14,898)
Deduct fair value of stock awards granted in prior years that failed to meet vesting conditions during fiscal year	(60,500)	—	(129,310)	(108,454)	—
Add value of dividend or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation	—	—	—	—	—
Compensation actually paid	$1,480,437	$1,330,164	$2,059,006	$1,407,225	$1,206,250

Compensation Actually Paid vs. Total Shareholder Return	CEO and average NEO CAP vs Company TSR and KBW Index TSR PAY VERSUS TSR

¢	CAP - CEO	¢	CAP - AVG NEO	¢	CAP - CConsB	WAFD TSR	KBW Index TSR

Compensation Actually Paid vs. Net Income	CEO and average NEO CAP vs GAAP Net Income PAY VERSUS NET INCOME

¢	CAP - CEO	¢	CAP - AVG NEO	¢	CAP - CConsB	Net Income

Compensation Actually Paid vs. Company Selected Measure	CEO and average NEO CAP vs GAAP Earnings Per Share PAY VERSUS GAAP EARNINGS PER SHARE

¢	CAP - CEO	¢	CAP - AVG NEO	¢	CAP - CConsB	GAAP EPS

Tabular List, Table

1	Generally Accepted Accounting Principles Earnings Per Share ("GAAP EPS")
2	Total Shareholder Return ("TSR")

Total Shareholder Return Amount	$ 90	141	88	90	170
Peer Group Total Shareholder Return Amount	111	133	82	93	197
Net Income (Loss)	$ 226,068,000	$ 200,041,000	$ 257,426,000	$ 236,330,000	$ 183,615,000
Company Selected Measure Amount | $ / shares	2.63	2.50	3.72	3.40	2.39
PEO Name	Brent Beardall
Additional 402(v) Disclosure	Reflects compensation for the following non-CEO NEOs by year: Vincent Beatty (former CFO retired as of December 31, 2022),
Cathy Cooper, James Endrizzi (Chief Commercial Banker through December 31, 2024) and Kim Robison for both 2021 and 2022;
Kelli Holz, Vincent Beatty, James Endrizzi, Ryan Mauer and Kim Robison for 2023; Kelli Holz, James Endrizzi, Ryan Mauer and Kim
Robison for 2024; and Kelli Holz, Cathy Cooper, Ryan Mauer and Kim Robison for 2025.
The stock awards included above comprise performance share awards and restricted stock awards granted from 2018 through 2023. The amounts are based on the estimated fair value of the restricted stock and restricted performance awards as of the applicable year end or vesting date as required by SEC rules. The fair value for performance share awards is based on a probable outcome target of vesting, which represents the mid-point of the total shareholder return range and an estimated likelihood of achieving that level, and is calculated in accordance with U.S. GAAP. Measurement date equity fair values are calculated with assumptions derived on a basis consistent with the fair value methodology used to account for share-based payments in the Company’s consolidated financial statements included in Note Q – Stock
Award Plans of our Annual Report on Form 10-K for the year ended September 30, 2025.

Measure:: 1
Pay vs Performance Disclosure
Name	Generally Accepted Accounting Principles Earnings Per Share ("GAAP EPS")
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return ("TSR")
Brent Beardall [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,822,631	$ 4,030,461	$ 6,308,674	$ 3,596,934	$ 3,254,715
PEO Actually Paid Compensation Amount	3,903,416	4,020,342	5,394,252	4,324,462	4,079,586
Cathy Cooper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			2,225,890
PEO Actually Paid Compensation Amount			2,001,205
PEO | Brent Beardall [Member] | Stock Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,567,414)	(1,394,385)	(1,566,874)	(1,315,205)	(1,197,318)
PEO | Brent Beardall [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,268,420	1,758,115	1,054,184	1,100,470	1,854,627
PEO | Brent Beardall [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(36,737)	220,379	(76,869)	(197,932)	407,311
PEO | Brent Beardall [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Brent Beardall [Member] | Stock Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	416,515	(23,213)	196,527	1,140,195	7,266
PEO | Brent Beardall [Member] | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(571,015)	(521,390)	0	(247,015)
PEO | Brent Beardall [Member] | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Cathy Cooper [Member] | Stock Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(419,291)
PEO | Cathy Cooper [Member] | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			282,096
PEO | Cathy Cooper [Member] | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(29,528)
PEO | Cathy Cooper [Member] | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Cathy Cooper [Member] | Stock Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			72,704
PEO | Cathy Cooper [Member] | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(130,666)
PEO | Cathy Cooper [Member] | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Stock Awards, Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(419,406)	(381,044)	(398,325)	(308,869)	(289,265)
Non-PEO NEO | Stock Awards Granted During the Year, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	339,402	480,441	267,991	324,587	570,861
Non-PEO NEO | Stock Awards Granted in Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,867)	64,661	(25,672)	(102,521)	118,046
Non-PEO NEO | Stock Awards Granted During the Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Stock Awards Granted in Prior Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,898)	(6,547)	65,188	283,373	2,504
Non-PEO NEO | Stock Awards that Failed to Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(108,454)	(129,310)	0	(60,500)
Non-PEO NEO | Stock Awards, Value of Dividends and Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0